Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of disaggregation of revenue [Abstract]
Wealth management		¥ 176,589	¥ 106,444	¥ 193,082
Distribution commissions		176,573	99,600	146,207
-- One time commissions		109,308	69,196	120,509
-- Recurring management fees		67,265	30,404	25,698
Performance-based distribution fees		16	6,844	46,875
Corporate financing			6	6,271
Asset management		13,464	23,033	2,767
Management fees		5,626	6,393	2,767
Performance-based fees		7,838	16,640
Information technology and other services	[1]	1,147		1,111
Total		¥ 191,200	¥ 129,483	¥ 203,231

[1]	We ceased to provide information technology service from October 2020. For the year ended June 30, 2021, other services mainly represented service fee received from marketing insurance products, which was recognized at a point of time.